Quarterly Holdings Report
for
Fidelity® Disciplined Equity Fund
January 31, 2023
FDE-NPRT1-0423
1.813012.118
Common Stocks - 99.5%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 6.0%
Entertainment - 1.5%
Live Nation Entertainment, Inc. (a)	43,100	3,469
Netflix, Inc. (a)	53,034	18,767
		22,236
Interactive Media & Services - 4.5%
Alphabet, Inc.:
Class A (a)	284,100	28,080
Class C (a)	242,000	24,169
Meta Platforms, Inc. Class A (a)	102,777	15,311
		67,560
TOTAL COMMUNICATION SERVICES		89,796
CONSUMER DISCRETIONARY - 10.9%
Automobiles - 0.3%
Tesla, Inc. (a)	29,000	5,023
Distributors - 0.1%
Pool Corp.	4,500	1,735
Hotels, Restaurants & Leisure - 2.2%
Airbnb, Inc. Class A (a)	13,500	1,500
Booking Holdings, Inc. (a)	1,500	3,651
Domino's Pizza, Inc.	10,500	3,707
Hilton Worldwide Holdings, Inc.	59,866	8,686
Marriott International, Inc. Class A	61,800	10,764
Royal Caribbean Cruises Ltd. (a)(b)	70,700	4,591
		32,899
Household Durables - 0.5%
NVR, Inc. (a)	1,355	7,141
Internet & Direct Marketing Retail - 3.3%
Amazon.com, Inc. (a)	448,760	46,281
Etsy, Inc. (a)	26,900	3,701
		49,982
Multiline Retail - 0.4%
Dollar General Corp.	29,400	6,868
Specialty Retail - 2.6%
Burlington Stores, Inc. (a)	14,900	3,424
Ross Stores, Inc.	52,000	6,146
The Home Depot, Inc.	59,444	19,270
TJX Companies, Inc.	126,200	10,331
		39,171
Textiles, Apparel & Luxury Goods - 1.5%
lululemon athletica, Inc. (a)	13,900	4,266
NIKE, Inc. Class B	141,310	17,993
		22,259
TOTAL CONSUMER DISCRETIONARY		165,078
CONSUMER STAPLES - 5.2%
Beverages - 2.2%
Constellation Brands, Inc. Class A (sub. vtg.)	17,600	4,075
Monster Beverage Corp. (a)	104,200	10,845
The Coca-Cola Co.	285,000	17,476
		32,396
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	40,115	20,504
Food Products - 0.8%
Lamb Weston Holdings, Inc.	57,000	5,694
Mondelez International, Inc.	106,200	6,950
		12,644
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	46,119	12,779
TOTAL CONSUMER STAPLES		78,323
ENERGY - 4.8%
Oil, Gas & Consumable Fuels - 4.8%
ConocoPhillips Co.	118,600	14,454
Devon Energy Corp.	150,096	9,492
EOG Resources, Inc.	84,167	11,131
EQT Corp.	98,500	3,218
Hess Corp.	61,900	9,295
Occidental Petroleum Corp.	123,800	8,021
Ovintiv, Inc.	26,600	1,310
Pioneer Natural Resources Co.	30,100	6,934
Valero Energy Corp.	58,900	8,248
		72,103
FINANCIALS - 8.1%
Banks - 4.3%
Bank of America Corp.	549,583	19,499
Comerica, Inc.	52,500	3,849
Cullen/Frost Bankers, Inc.	35,100	4,573
JPMorgan Chase & Co.	200,114	28,008
Wells Fargo & Co.	187,200	8,774
		64,703
Capital Markets - 2.6%
Moody's Corp.	35,639	11,502
MSCI, Inc.	32,844	17,459
S&P Global, Inc.	27,858	10,445
		39,406
Insurance - 1.2%
American Financial Group, Inc.	9,300	1,326
Arthur J. Gallagher & Co.	53,000	10,373
The Travelers Companies, Inc.	30,800	5,886
		17,585
TOTAL FINANCIALS		121,694
HEALTH CARE - 15.6%
Biotechnology - 0.8%
Vertex Pharmaceuticals, Inc. (a)	38,600	12,472
Health Care Equipment & Supplies - 2.9%
Boston Scientific Corp. (a)	215,929	9,987
DexCom, Inc. (a)	31,600	3,384
IDEXX Laboratories, Inc. (a)	13,593	6,531
Intuitive Surgical, Inc. (a)	24,314	5,974
Masimo Corp. (a)	28,384	4,828
ResMed, Inc.	17,720	4,047
Stryker Corp.	32,600	8,274
		43,025
Health Care Providers & Services - 4.6%
Cigna Corp.	30,300	9,595
Elevance Health, Inc.	21,300	10,650
Guardant Health, Inc. (a)	33,100	1,040
HCA Holdings, Inc.	20,500	5,229
UnitedHealth Group, Inc.	87,175	43,517
		70,031
Health Care Technology - 0.3%
Veeva Systems, Inc. Class A (a)	25,685	4,381
Life Sciences Tools & Services - 4.7%
Agilent Technologies, Inc.	61,400	9,338
Avantor, Inc. (a)	36,273	867
Bio-Rad Laboratories, Inc. Class A (a)	7,954	3,718
Danaher Corp.	101,145	26,741
Mettler-Toledo International, Inc. (a)	4,764	7,303
Thermo Fisher Scientific, Inc.	30,200	17,224
West Pharmaceutical Services, Inc.	20,636	5,481
		70,672
Pharmaceuticals - 2.3%
Eli Lilly & Co.	62,500	21,509
Zoetis, Inc. Class A	81,344	13,462
		34,971
TOTAL HEALTH CARE		235,552
INDUSTRIALS - 8.4%
Aerospace & Defense - 2.4%
HEICO Corp. Class A	81,847	10,941
Lockheed Martin Corp.	18,837	8,726
Northrop Grumman Corp.	11,300	5,063
The Boeing Co. (a)	49,700	10,586
		35,316
Commercial Services & Supplies - 1.2%
Cintas Corp.	20,763	9,213
Copart, Inc. (a)	133,876	8,917
		18,130
Electrical Equipment - 1.0%
AMETEK, Inc.	83,538	12,106
Generac Holdings, Inc. (a)	29,906	3,607
		15,713
Machinery - 2.3%
Fortive Corp.	115,700	7,871
IDEX Corp.	39,300	9,419
ITT, Inc.	73,839	6,763
Snap-On, Inc.	30,200	7,512
Westinghouse Air Brake Tech Co.	35,900	3,727
		35,292
Professional Services - 0.5%
CoStar Group, Inc. (a)	93,500	7,284
Road & Rail - 1.0%
Norfolk Southern Corp.	26,303	6,466
Old Dominion Freight Lines, Inc.	25,050	8,348
		14,814
TOTAL INDUSTRIALS		126,549
INFORMATION TECHNOLOGY - 36.5%
Electronic Equipment & Components - 2.5%
Amphenol Corp. Class A	165,040	13,165
CDW Corp.	33,873	6,640
Keysight Technologies, Inc. (a)	51,102	9,165
Teledyne Technologies, Inc. (a)	20,297	8,611
		37,581
IT Services - 7.5%
Accenture PLC Class A	76,008	21,210
EPAM Systems, Inc. (a)	18,300	6,087
MasterCard, Inc. Class A	92,811	34,396
Okta, Inc. (a)	5,100	375
PayPal Holdings, Inc. (a)	106,400	8,671
Visa, Inc. Class A	181,534	41,791
		112,530
Semiconductors & Semiconductor Equipment - 3.9%
Enphase Energy, Inc. (a)	9,800	2,170
Lam Research Corp.	23,167	11,586
Lattice Semiconductor Corp. (a)	37,800	2,865
Monolithic Power Systems, Inc.	9,900	4,223
NVIDIA Corp.	151,298	29,559
NXP Semiconductors NV	18,000	3,318
onsemi (a)	68,200	5,009
		58,730
Software - 16.5%
Adobe, Inc. (a)	61,459	22,761
ANSYS, Inc. (a)	47,300	12,599
Atlassian Corp. PLC (a)	4,041	653
Autodesk, Inc. (a)	40,500	8,714
Bill.Com Holdings, Inc. (a)	2,200	254
Cadence Design Systems, Inc. (a)	81,147	14,836
Ceridian HCM Holding, Inc. (a)	18,700	1,352
Dynatrace, Inc. (a)	115,503	4,439
Elastic NV (a)	4,400	259
Fortinet, Inc. (a)	175,960	9,210
HubSpot, Inc. (a)	5,362	1,861
Intuit, Inc.	42,126	17,805
Microsoft Corp.	432,038	107,057
New Relic, Inc. (a)	4,800	293
Paycom Software, Inc. (a)	24,696	8,000
Paylocity Holding Corp. (a)	1,300	271
Roper Technologies, Inc.	17,275	7,372
Salesforce.com, Inc. (a)	76,194	12,798
ServiceNow, Inc. (a)	19,352	8,808
Splunk, Inc. (a)	5,200	498
Synopsys, Inc. (a)	26,200	9,268
		249,108
Technology Hardware, Storage & Peripherals - 6.1%
Apple, Inc.	633,907	91,466
TOTAL INFORMATION TECHNOLOGY		549,415
MATERIALS - 1.6%
Chemicals - 1.3%
CF Industries Holdings, Inc.	78,200	6,624
Sherwin-Williams Co.	39,383	9,318
Westlake Corp.	22,800	2,799
		18,741
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	112,700	5,029
TOTAL MATERIALS		23,770
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp.	67,200	15,012
SBA Communications Corp. Class A	24,300	7,230
		22,242
UTILITIES - 0.9%
Electric Utilities - 0.9%
NextEra Energy, Inc.	186,400	13,911
TOTAL COMMON STOCKS (Cost $939,349)		1,498,433

Money Market Funds - 0.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.38% (c)	8,202,019	8,204
Fidelity Securities Lending Cash Central Fund 4.38% (c)(d)	4,553,245	4,554
TOTAL MONEY MARKET FUNDS (Cost $12,758)		12,758

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $952,107)	1,511,191
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(5,281)
NET ASSETS - 100.0%	1,505,910

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	17,319	87,753	96,868	184	-	-	8,204	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	-	7,154	2,600	-	-	-	4,554	0.0%
Total	17,319	94,907	99,468	184	-	-	12,758

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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